COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of capital commitments outstanding not provided for in the financial statements

	As of
	December 31,	June 30,
	2019	2020

Contracted for	2,722,084	3,343,911